                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21102
                                  ------------

The Hyperion Strategic Mortgage Income Fund, Inc.
---------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

One Liberty Plaza, 165 Broadway, 36th Fl., New York, NY 10006-1404
-------------------------------------------------------------------------
(Address of principal executive offices)              (Zip code)

Thomas F. Doodian One Liberty Plaza, 165 Broadway, New York, NY 10006-1404
---------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-549-8400
                                                   --------------------

Date of fiscal year end:  November 30, 2005
                        --------------------------

Date of reporting period:  February 28, 2005
                         -----------------------


         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


Item 1.     Schedule of Investments

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
February 28, 2005

                                                                               Principal
                                                   Interest                    Amount
                                                     Rate        Maturity       (000s)              Value
                                                   --------      --------    ------------      -----------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 62.50%
U.S. Government Agency Pass - Through Certificates - 55.10%
Federal Home Loan Mortgage Corporation
Pool A14559                                           6.50%      09/01/33    $      3,320@     $       3,459,397
Pool C68878                                           7.00       06/01/32             553#               583,013
Pool C69047                                           7.00       06/01/32           1,338              1,410,530
Pool G01466                                           9.50       12/01/22           1,734              1,939,771
Pool 555559                                          10.00       03/01/21           1,872              2,103,870
                                                                                                       9,496,581

Federal National Mortgage Association
Pool 694391                                           5.50       03/01/33           4,583@             4,627,746
Pool 753914                                           5.50       12/01/33          11,379@            11,488,905
Pool 754355                                           6.00       12/01/33           7,573@             7,775,013
Pool 761836                                           6.00       06/01/33           5,436@             5,579,119
Pool 763643                                           6.00       01/01/34           8,761@             8,994,436
Pool 255413                                           6.50       10/01/34          13,356@            13,930,040
Pool 323982                                           6.50       10/01/06             458                467,275
Pool 626299                                           7.00       06/01/32           1,051              1,108,284
Pool 635095                                           7.00       06/01/32           1,459              1,538,677
Pool 641575                                           7.00       04/01/32             662                698,087
Pool 645399                                           7.00       05/01/32           3,138@             3,308,730
Pool 645466                                           7.00       05/01/32           3,098@             3,266,486
Pool 650131                                           7.00       07/01/32           1,649              1,739,768
Pool 398800                                           8.00       06/01/12             877                929,697
Pool 636449                                           8.50       04/01/32           3,173              3,437,146
Pool 458132                                           9.40       03/15/31           2,463@             2,742,639
                                                                                                      71,632,048

Total U.S. Government Agency Pass -Through Certificates
(Cost - $81,172,439)                                                                                  81,128,629

U.S. Treasury Obligation - 7.40%
United States Treasury Note
(Cost - $11,054,988)                                 4.25        11/15/14          11,000@            10,895,588
Total U.S. Government & Agency Obligations
(Cost - $92,227,427)                                                                                  92,024,217

ASSET-BACKED SECURITIES - 32.00%
Housing Related Asset-Backed Securities - 30.10%
Argent Securities, Inc.

Series 2004-W3, Class M5*(a)                         4.95+       02/25/34           1,200              1,047,797
Asset Backed Funding Corp.
Series 2003-OPT1, Class M4(a)                        5.45+       07/25/32           3,000              3,078,219
Equity One ABS, Inc.
Series 2003-4, Class B2                              7.40+       11/25/33           1,000              1,008,771
First Franklin Mortgage Loan Asset Backed Certificates
Series 2004-FF4, Class M2(a)                         3.90+       06/25/34           2,000              1,999,990
Series 2003-FF4, Class M4(a)                         5.55+       10/25/33           3,000              3,114,600
Series 2003-FF1, Class M4(a)                         5.65+       03/25/33           2,000              2,028,432
Series 2003-FFH1, Class M4(a)                        6.15+       09/25/33           4,740              4,910,593
Series 2004-FFH1, Class B*(a)                        6.15+       03/25/34           1,550              1,463,856
Series 2004-FF2, Class B*(a)                         6.15+       03/25/34             900                854,389
Series 2004-FFH2C, Class B1*(a)                      6.15+       06/25/34           1,250              1,168,262
Series 2004-FF8, Class B4*(a)                        6.15+       10/25/34           1,250              1,159,955
                                                                                                      16,700,077

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
February 28, 2005

                                                                              Principal
                                                 Interest                       Amount
                                                   Rate        Maturity        (000s)             Value
                                                 --------      --------      ------------     -----------------
Green Tree Financial Corp.
Series 1997-6, Class B1                            7.17        01/15/29           5,000               859,565
Series 1997-3, Class M1                            7.53        03/15/28           2,000             1,300,000
                                                                                                    2,159,565

Harborview Mortgage Loan Trust
Series 2005-1, Class B4*(a)                        4.42+       03/19/35             630               533,827
Series 2005-1, Class B5*(a)                        4.42+       03/19/35             915               593,463
Series 2005-1, Class B6*(a)                        4.42+       03/19/35           1,145               257,625
                                                                                                    1,384,915

Long Beach Mortgage Loan Trust
Series 2004-3, Class M9(a)                         5.65+       07/25/34           2,500             2,550,975
Series 2002-5, Class M3(a)                         5.90+       11/25/32           2,500             2,555,602
                                                                                                    5,106,577

Mid-State Trust
Series 2004-1, Class M2                            8.11        08/15/37           1,785             1,795,454
Structured Asset Investment Loan Trust
Series 2003-BC8, Class M2(a)                       4.40+       08/25/33           3,000             3,035,154
Series 2004-4, Class B*(b)                    5.00/5.50        04/25/34           1,500             1,329,884
Series 2004-11, Class M9(b)                   5.00/5.50        01/25/35           1,900             1,769,447
Series 2004-7, Class B(a)                          5.15+       08/25/34           2,161             1,928,335
Series 2004-8, Class B1(a)                         5.15+       09/25/34           1,000               957,765
Series 2004-10, Class M7(a)                        5.15+       11/25/34           2,000             1,974,348
Series 2004-2, Class B*(a)                         5.65+       03/25/34           1,074               987,618
                                                                                                   11,982,551

Total Housing Related Asset-Backed Securities
(Cost - $43,985,989)                                                                               44,263,926

Non-Housing Related Asset- Backed Securities - 1.90%
Airplanes Pass Through Trust
Series 1R, Class A8
(Cost - $2,689,214)                                2.96+       03/15/19           3,126             2,812,987
Total Asset-Backed Securities
(Cost - $46,675,203)                                                                               47,076,913

COMMERCIAL MORTGAGE BACKED SECURITIES - 28.40%
Bear Stearns Commercial Mortgage Securities
Series 1999-C1, Class D                            6.53        02/14/31           2,500             2,721,575
Series 2000-WF1, Class E                           7.92+       02/15/32           2,000             2,263,360
                                                                                                    4,984,935

Chase Commercial Mortgage Securities Corp.
Series 2000-2, Class I*                            6.65        07/15/32           1,000               612,700
GE Capital Commercial Mortgage Corp.
Series 2002-2A, Class G*                           6.04        08/11/36           3,000             3,141,789
Series 2000-1, Class G*                            6.13        01/15/33           1,000               409,500
Series 2002-2A, Class H*                           6.31        08/11/36           2,000             2,094,836
Series 2000-1, Class E                             7.18+       01/15/33           1,000             1,070,010
                                                                                                    6,716,135

Government Lease Trust
Series 1999-C1A, Class B3*                         4.00        05/18/11           2,500             2,275,987
JP Morgan Chase Commercial Mortgage Securities
Series 2003-LN1, Class G*                          5.48+       10/15/37           1,600             1,614,008
JP Morgan Commercial Mortgage Finance Corp.
Series 1999-C7, Class F*                           6.00        10/15/35           2,000             2,051,120
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class G*                           5.09+       12/15/39           1,173             1,164,361
Morgan Stanley Capital I
Series 2001-TOP1, Class A4                         6.66        02/15/33           4,500             4,943,520
Series 1999-WF1, Class E                           7.01+       11/15/31           5,500             5,992,657
Series 1999-FNV1, Class E                          7.20+       03/15/31           2,000             2,197,600
                                                                                                   13,133,777

Nationslink Funding Corp.
Series 1998-2, Class E                             7.11        08/20/30           4,000             4,359,072
UBS 400 Atlantic Street Mortgage Trust
Series 2002-C1A, Class B3*                         7.19        01/11/22           2,000             2,195,340
Wachovia Bank Commercial Mortgage Trust
Series 2004-WL4A, Class H*                         3.44+       10/15/15             700               701,297
Series 2005-C16, Class H*                          5.30+       10/15/41           2,000             1,986,719
                                                                                                    2,688,016

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
February 28, 2005

                                                                                 Principal
                                                 Interest                         Amount
                                                   Rate        Maturity           (000s)              Value
                                                 --------      --------         ------------      -----------------
Total Commercial Mortgage Backed Securities
(Cost - $41,077,006)                                                                                    41,795,451

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 24.90%
Subordinated Collateralized Mortgage Obligations - 24.90%
Bank of America Alternative Loan Trust
Series 2004-3, Class 30B4                           5.50       04/25/34             1,007                799,728
Series 2004-3, Class 30B5                           5.50       04/25/34               705                397,307
                                                                                                       1,197,035

Bank of America Mortgage Securities, Inc.
Series 2004-A, Class B4                             3.93+      02/25/34             2,059              1,795,233
Series 2002-H, Class B4                             4.71+      08/25/32               241                233,673
Series 2002-H, Class B5                             4.71+      08/25/32               165                164,673
Series 2002-H, Class B6                             4.71+      08/25/32               403                354,285
Series 2003-10, Class 1B4                           5.50       01/25/34               564                494,626
Series 2002-10, Class 1B3                           6.00       11/25/32             1,458              1,484,836
Series 2002-9, Class 1B3                            6.25       10/25/32             1,749              1,754,674
Series 2002-9, Class 1B4                            6.25       10/25/32             1,166              1,163,021
                                                                                                       7,445,021

Cendant Mortgage Corp.
Series 2002-4, Class B1                             6.50       07/25/32             2,613              2,632,812
Series 2002-4, Class B2                             6.50       07/25/32             1,045              1,052,778
Series 2002-4, Class B3                             6.50       07/25/32               611                617,450
Series 2002-4, Class B4                             6.50       07/25/32               349                336,284
Series 2002-4, Class B5                             6.50       07/25/32               262                229,862
Series 2002-4, Class B6*                            6.50       07/25/32               349                261,675
                                                                                                       5,130,861

G3 Mortgage Reinsurance Ltd.
Series 1, Class E*                                 22.60+      05/25/08             4,138              4,468,790
JP Morgan Mortgage Trust
Series 2003-A1, Class B4                            4.50+      10/25/33               537                407,820
Residential Finance Limited Partnership
Series 2002-A, Class B7                             8.29+      10/10/34             1,950              1,967,345
Residential Funding Mortgage Securities I, Inc.
Series 2004-S1, Class B2                            5.25       02/25/34               456                293,835
Series 2003-S7, Class B3                            5.50       05/25/33               323                232,157
Series 2003-S7, Class B2                            5.50       05/25/33               533                213,025
                                                                                                         739,017

Resix Finance Limited Credit-Linked Note
Series 2004-C, Class B7*                            6.09+      09/10/36               994              1,014,350
Series 2004-B, Class B8*                            7.34+      02/10/36               807                831,439
Series 2003-CB1, Class B8*                          9.34+      06/10/35               976              1,019,735
Series 2004-B, Class B9*                           10.80+      02/10/36             1,237              1,286,015
Series 2004-A, Class B10*                          14.10+      02/10/36               494                513,341
                                                                                                       4,664,880

Structured Asset Mortgage Investments, Inc.
Series 2002-AR1, Class B4                           4.52+      03/25/32               891                843,326
Washington Mutual Mortgage Securities Corp.
Series 2002-AR12, Class B4                          4.70+      10/25/32             1,157              1,115,463
Series 2002-AR12, Class B5                          4.70+      10/25/32               868                817,728
Series 2002-AR12, Class B6                          4.70+      10/25/32             1,448              1,071,381
Series 2002-AR10, Class B4*                         4.97+      10/25/32             1,312              1,271,760
Series 2002-AR10, Class B5*                         4.97+      10/25/32               984                925,945
Series 2002-AR10, Class B6*                         4.97+      10/25/32             1,642              1,215,121
Series 2002-AR11, Class B5                          5.13+      10/25/32               776                746,035
Series 2002-AR11, Class B6                          5.13+      10/25/32             1,293                909,416
Series 2005-AR2, Class B10                          3.89+      01/25/45             1,793              1,423,264
                                                                                                       9,496,113

Wells Fargo Mortgage Backed Securities Trust
Series 2002, Class B5                               6.00       06/25/32               364                330,776
Total Subordinated Collateralized Mortgage Obligations
(Cost - $34,580,700)                                                                                  36,690,984

Total Non-Agency Residential Mortgage Backed Securities
(Cost - $34,580,700)                                                                                  36,690,984

Total Investments - 147.80%
(Cost - $214,560,336)**                                                                                217,587,565
Liabilities in Excess of Other Assets - (47.80)%                                                     -70,401,478
NET ASSETS - 100.00%                                                                           $     147,186,087

@   - Portion or entire principal amount delivered as collateral for reverse repurchase agreement.
+   - Variable Rate Security: Interest rate is the rate in effect February 28,
      2005.
* - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a) - Security is a "step up" bond where coupon increases or steps up at a predetermined date. At that date these coupons increase to LIBOR plus a predetermined margin
(b) - Security is a "step up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
#   - Portion or entire principal amount is held as collateral for open futures contracts.
** - At February 28, 2005, the aggregate cost of investments for income tax purposes was $214,560,336. Net unrealized appreciation aggregated $3,027,229 of which $ 5,233,571 related to appreciated investment securities and $2,206,342 related to depreciated investment securities.

See notes to financial statements.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)
February 28, 2005

At February 28, 2005 the Fund had the following reverse repurchase agreements outstanding:

                                                                                                    Maturity
   Face Value                                    Description                                         Amount
   ----------                                    -----------                                    ------------------
$         7,566,000        Goldman Sachs, 2.60%,  dated 02/23/05, maturity date 03/23/05        $        7,581,300

          5,428,000        Goldman Sachs, 2.60%,  dated 02/23/05, maturity date 03/23/05                 5,438,977

         13,532,000        Goldman Sachs 2.60%, dated  02/23/05, maturity date 03/23/05                 13,559,365

          2,500,000        Lehman Brothers 2.60%, dated 02/17/05, maturity date 03/08/05                 2,503,431

         11,000,000        Lehman Brothers 2.57%, dated 02/24/04, maturity date 03/01/05                11,003,926

          3,378,000        Merrill Lynch  2.58%, dated 02/10/05, maturity date 03/08/05                  3,384,294

          8,742,000        Merrill Lynch 2.60%, dated 02/23/05, maturity date 03/21/05                   8,758,416

         10,503,000        Morgan Stanley 2.62%, dated 02/08/05, maturity date 03/23/05                 10,535,869

          3,200,000        Morgan Stanley 2.60%, dated 02/11/05, maturity date 03/11/05                  3,206,471

          4,500,000        Morgan Stanley 2.69%, dated 02/28/05, maturity date 03/30/05                  4,510,088

          1,955,000        Morgan Stanley 2.62%, dated 02/28/05, maturity date 03/15/05                  1,957,134
-------------------                                                                             ------------------
         72,304,000

                           Maturity Amount, Including Interest Payable                          $       72,439,271

                           Market Value of Assets Sold Under Agreements                         $       73,977,288

                           Weighted Average Interest Rate                                                     2.60%

The average daily balance of reverse repurchase agreements outstanding for the three months ended February 28, 2005, was approximately $69,852,568 at a weighted average interest rate of 2.29%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $73,979,250 as of December 3, 2004, which was 33.33% of total assets.

As of February 28, 2005, the following swap agreements were outstanding:

                  Expiration                                                       Net Unrealized
Notional Amount      Date                      Description                          Appreciation
$    10,000,000    01/23/06    Agreement with Goldman Sachs Capital Markets, LP,   $      135,606
                               dated 01/21/04 to pay semi-annually the notional
                               amount multiplied by 2.005% and to receive
                               quarterly the notional amount multiplied by 3
                               month USD-LIBOR-BBA.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)
February 28, 2005

                  Expiration                                                       Net Unrealized
Notional Amount      Date                      Description                          Appreciation
---------------   ----------                   -----------                         --------------
$    11,000,000    12/15/14    Agreement with Morgan Stanley Capital Services,     $      115,384
                               Inc., dated 12/13/04 to pay semi-annually the
                               notional amount multiplied by 4.555% and to
                               receive quarterly the notional amount multiplied
                               by 3 month USD-LIBOR-BBA.
                                                                                   --------------
                                                                                   $      250,990
                                                                                   ==============

As of February 28, 2005, the following futures contract was outstanding:

SHORT:

                                                                                                Unrealized
                                                                Cost at        Value at        Appreciation/
Notional Amount             Type             Expiration Date  Trade Date   February 28, 2005  (Depreciation)
----------------            ----             ---------------  -----------  -----------------  --------------
$      8,400,000  10 Yr. U.S. Treasury Note  March 2005       $ 9,396,120       9,313,500     $       82,620

Item 2. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

     (b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.


Item 3. Exhibits

     (a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.


By:  /s/ Clifford E. Lai
        Clifford E. Lai
        Principal Executive Officer

Date: April 26, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Clifford E. Lai
        Clifford E. Lai
        Principal Executive Officer

Date: April 26, 2005

By:  /s/ Thomas F. Doodian
        Thomas F. Doodian
        Treasurer and Principal Financial Officer

Date: April 26, 2005